Note 16 - Regulatory Capital (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Middlefield Banc Corp.		The Middlefield Banking Co.		Emerald Bank
(Dollar amounts in thousands)	December 31, 2013		December 31, 2013		December 31, 2013
	Amount	Ratio	Amount	Ratio	Amount	Ratio

Total Capital (to Risk-weighted Assets)

Actual	$64,220	14.06%	$53,194	13.77%	$9,482	13.76%
For Capital Adequacy Purposes	36,541	8.00	30,906	8.00	5,514	8.00
To Be Well Capitalized	45,676	10.00	38,632	10.00	6,893	10.00

Tier I Capital (to Risk-weighted Assets)

Actual	$58,494	12.81%	$48,364	12.52%	$8,605	12.48%
For Capital Adequacy Purposes	18,270	4.00	15,453	4.00	2,757	4.00
To Be Well Capitalized	27,406	6.00	23,179	6.00	4,136	6.00

Tier I Capital (to Average Assets)

Actual	$58,494	8.97%	$48,364	8.51%	$8,605	10.92%
For Capital Adequacy Purposes	26,093	4.00	22,735	4.00	3,152	4.00
To Be Well Capitalized	32,617	5.00	28,419	5.00	3,940	5.00
	Middlefield Banc Corp.		The Middlefield Banking Co.		Emerald Bank
	December 31, 2012		December 31, 2012		December 31, 2012
	Amount	Ratio	Amount	Ratio	Amount	Ratio

Total Capital (to Risk-weighted Assets)

Actual	$57,784	13.86%	$47,887	13.29%	$8,440	15.45%
For Capital Adequacy Purposes	33,344	8.00	28,822	8.00	4,370	8.00
To Be Well Capitalized	41,680	10.00	36,027	10.00	5,463	10.00

Tier I Capital (to Risk-weighted Assets)

Actual	$52,543	12.61%	$43,371	12.04%	$7,737	14.16%
For Capital Adequacy Purposes	16,672	4.00	14,411	4.00	2,185	4.00
To Be Well Capitalized	25,008	6.00	21,616	6.00	3,278	6.00

Tier I Capital (to Average Assets)

Actual	$52,543	7.88%	$43,371	7.32%	$7,737	10.61%
For Capital Adequacy Purposes	26,675	4.00	23,684	4.00	2,916	4.00
To Be Well Capitalized	33,344	5.00	29,605	5.00	3,646	5.00